SUPPLEMENTAL CASH FLOW DISCLOSURE	12 Months Ended
Dec. 31, 2023
Cash flow statement [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURE	SUPPLEMENTAL CASH FLOW DISCLOSURE:
(a)    Adjustments to reconcile net earnings to cash flows from operating activities - other items:

	2023	2022

Unrealized net (gain) loss on foreign exchange and financial derivatives	$(484)	$(352)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	6,250	(11,253)
Other non-current assets	(11,787)	1,654
Other non-current liabilities	(8,021)	6,989
	$(14,042)	$(2,962)

(b)    Variations in non-cash transactions:

	2023	2022

Net additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$(7,775)	$1,522
Proceeds on disposal of property, plant and equipment and computer software included in other current assets	(446)	157
Additions to right-of-use assets included in lease obligations	16,717	2,960
Shares repurchases for cancellation included in accounts payable and accrued liabilities	9,951	(5,299)
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	29,247	8,996
Deferred compensation credited to contributed surplus	(2,075)	(2,110)
Non-cash ascribed value credited to contributed surplus for dividends attributed to restricted share units	1,712	1,497

(c)    Changes in working capital balances:

	2023	2022

Trade accounts receivable	$(161,893)	$77,940
Income taxes	(4,841)	(1,571)
Inventories	143,215	(448,838)
Prepaid expenses, deposits and other current assets	(1,956)	29,915
Accounts payable and accrued liabilities	(58,993)	35,460
	$(84,468)	$(307,094)